Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt disclosure (Abstract)
Credit Facilities	$ 1,007,072	$ 1,030,798
Term Bank Loans	467,094	484,865
Total	1,474,166	1,515,663
Less - current portion	(222,092)	(196,996)
Long-term portion	$ 1,252,074	$ 1,318,667